Equity-accounted investees (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 109,435	$ 111,549	$ 152,630
Share in profit (loss) of associates and joint ventures accounted for using the equity method	[1]	0	(206)	(27)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax				13,030
Investments accounted for using equity method [member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method		85,092	75,976
Share in profit (loss) of associates and joint ventures accounted for using the equity method		8,402	5,081	13,004
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(571)	(1,177)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		7,831	3,904
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		11,609	10,821
Share in profit (loss) of associates and joint ventures accounted for using the equity method		634	596	1,483
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		1	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		635	596	1,483
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Investments accounted for using equity method		26,001	21,582
Share in profit (loss) of associates and joint ventures accounted for using the equity method		3,912	241	6,427
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		198	489
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		4,110	730	6,427
Ajay North America
Equity-accounted investees [Line Items]
Investments accounted for using equity method		14,669	14,951
Share in profit (loss) of associates and joint ventures accounted for using the equity method		2,871	3,728	3,677
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		2,871	3,728	3,677
Ajay Europe SARL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		7,451	7,845
Share in profit (loss) of associates and joint ventures accounted for using the equity method		1,165	1,373	1,049
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(179)	(439)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		986	934	1,075
Charlee SQM Thailand Co, Ltd,
Equity-accounted investees [Line Items]
Investments accounted for using equity method		0	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method		0	316	393
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		0	316	393
SQM Eastmed Turkey,
Equity-accounted investees [Line Items]
Investments accounted for using equity method		623	310
Share in profit (loss) of associates and joint ventures accounted for using the equity method		354	370	(25)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(42)	(21)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		312	349	(25)
Kore Potash Ltd
Equity-accounted investees [Line Items]
Investments accounted for using equity method		24,739	20,467
Share in profit (loss) of associates and joint ventures accounted for using the equity method		(534)	(1,543)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(549)	(1,206)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax		$ (1,083)	$ (2,749)	$ 0

[1]	Minera Exar S.A. was sold in December 2018.